Organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

The consolidated financial statements include the financial statements the Aptorum Group Limited (the “Company”) and its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

The Company, formerly known as APTUS Holdings Limited and STRIKER ASIA OPPORTUNITIES FUND CORPORATION, is a company incorporated on September 13, 2010 under the laws of the Cayman Islands with limited liability.

Before March 1, 2017, the Company was incorporated as an exempted open-ended investment company with limited liability in the Cayman Islands, which would own and oversee the management, operations and investments of its subsidiaries. The Company was managed by AENEAS CAPITAL LIMITED, formerly known as APTUS CAPITAL LIMITED or Guardian Capital Management Limited (the “Manager”), with its objective to generate long-term capital appreciation by acquiring, holding and/or investing in, by itself or through one or more of its subsidiaries or other investment vehicles, a wide range of investments, assets and/or rights, with a focus on the healthcare industry. Since March 1, 2017, the Manager enters into a new Management Agreement with the Company to manage certain investment and reinvestment.

On February 21, 2017, a special resolution was passed at the directors’ meeting and on March 1, 2017, a resolution was passed at the shareholders’ meeting. According to which, the Company changed from an investment fund with management shares and non-voting participating redeemable preference shares to a holding company with operating subsidiaries (the “Restructure”).

On March 3, 2017, an ordinary resolution passed at the extraordinary general meeting of the Company and approved by the Cayman Islands Government General Registry changed the name of the Company from STRIKER ASIA OPPORTUNITIES FUND CORPORATION to APTUS Holdings Limited.

On October 13, 2017, a special resolution passed at the extraordinary general meeting of the Company, and on October 19, 2017 it was approved by the Cayman Islands Government General Registry changing the name of the Company from APTUS Holdings Limited to Aptorum Group Limited.

After the Restructure as on March 1, 2017, the Company has become a Hong Kong based pharmaceutical company currently in the preclinical stage. The Company researches and develops life science and biopharmaceutical products within its wholly-owned subsidiary, Aptorum Therapeutics Limited, formerly known as APTUS Therapeutics Limited (“Aptorum Therapeutics”) and its indirect subsidiary companies (collectively, “Aptorum Therapeutics Group”).

Below summarizes the list of the subsidiaries consolidated as of December 31, 2018:

Name	Incorporation date	Ownership	Place of incorporation	Principle activities
Aptorum Therapeutics Limited	June 30, 2016	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED	May 16, 2017	100%	Hong Kong	Provision of management services to its holding company and fellow subsidiaries
Aptus Therapeutics (Hong Kong) Limited	June 30, 2016	100%	Hong Kong	Research and development of life science and biopharmaceutical products
APTUS BIOTECHNOLOGY (MACAO) LIMITED	June 6, 2016	99%	Macao	Inactive
Videns Incorporation Limited (Formerly named Videns Biosciences Limited and VIDENS CORPORATION)	March 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
mTOR (Hong Kong) Limited	November 4, 2016	90%	Hong Kong	Research and development of life science and biopharmaceutical products
Videns Incorporation (Hong Kong) Limited	July 3, 2017	100%	Hong Kong	Inactive
Nativus Life Sciences Limited	July 7, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Scipio Life Sciences Limited	July 19, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Claves Life Sciences Limited	August 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Nativus Life Sciences (Hong Kong) Limited	August 8, 2017	100%	Hong Kong	Inactive
Scipio Life Sciences (Hong Kong) Limited	August 10, 2017	100%	Hong Kong	Inactive
Signate Life Sciences (Hong Kong) Limited	August 10, 2017	100%	Hong Kong	Inactive
Claves Life Sciences (Hong Kong) Limited	August 22, 2017	100%	Hong Kong	Inactive
Aptorum Pharmaceutical Development Limited	August 28, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Aptorum Medical Limited	August 28, 2017	95%	Cayman Islands	Provision of medical clinic services
Signate Life Sciences Limited	August 28, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited	June 30, 2017	80%	Cayman Islands	Research and development of life science and biopharmaceutical products
Acticule Life Sciences (Hong Kong) Limited	July 27, 2017	100%	Hong Kong	Inactive
Forum Property Holding Limited	March 6, 2018	100%	Cayman Islands	Inactive
APTORUM INTERNATIONAL LIMITED	March 26, 2018	100%	United Kingdom	Inactive
Lanither Life Sciences Limited	April 4, 2018	80%	Cayman Islands	Inactive
Lanither Life Sciences (Hong Kong) Limited	May 25, 2018	100%	Hong Kong	Inactive

Initial public offering

On December 17, 2018, the Group completed an initial public offering (the “IPO” or “Offering”) with new issuance of 761,419 ordinary shares at $15.80 for total offering size of approximately $12.0 million before deducting commissions and expenses. The net proceeds from the IPO was approximately $10.3 million, net off underwriting discount approximately $1.2 million, including warrant issued $0.2 million, and offering costs approximately $0.5 million. The ordinary shares began trading on the NASDAQ Global Market on December 17, 2018 under the ticker symbol “APM”.

Deferred offering costs

Deferred offering costs consist principally of legal, printing and registration costs in connection with the Group’s IPO. Such costs are deferred until the closing of the Offering, at which time the deferred costs are offset against the offering proceeds. Deferred offering costs as of December 31, 2018 and 2017 amounted to $nil on the consolidated balance sheets. At the completion of the IPO, US$1,732,229 offering costs was charged to additional paid-in capital.